Financial Information for Subsidiary and Guarantor Parent (I.S.) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Sales	$ 1,018.6	$ 1,018.7	$ 1,080.4	$ 1,004.8	$ 1,037.9	$ 1,020.2	$ 1,009.5	$ 979.0	$ 4,122.5	$ 4,046.6	$ 3,525.1
Cost of sales									3,484.7	3,416.3	3,028.1
Gross profit	169.3	159.7	177.7	131.1	147.6	160.4	173.7	148.6	637.8	630.3	497.0
Selling and administrative expenses									267.2	268.2	248.0
Restructuring charges									4.5	0.0	0.0
Impairment of goodwill									0.0	0.0	114.4
Operating income									366.1	362.1	134.6
Nonoperating retirement benefit expense									(73.6)	(33.9)	(54.3)
Interest expense, net									(99.0)	(101.0)	(133.8)
Debt extinguishment charge	(21.6)								(21.6)	0.0	(37.0)
Other income (expense) including equity in income of unconsolidated subsidiaries									69.7	20.5	4.0
Income (loss) before income taxes									241.6	247.7	(86.5)
Income tax provision (benefit)									(28.5)	11.0	(6.8)
Net income (loss)	60.0	115.3	78.5	16.3	45.0	55.6	75.6	60.5	270.1	236.7	(79.7)
Less: Net income attributable to noncontrolling interests									12.5	14.3	12.2
Net income (loss) attributable to ATI	$ 56.5	$ 111.0	$ 75.1	$ 15.0	$ 41.1	$ 50.5	$ 72.8	$ 58.0	257.6	222.4	(91.9)
Legal Entities [Member] | Guarantor Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									0.0	0.0	0.0
Cost of sales									13.5	16.6	14.6
Gross profit									(13.5)	(16.6)	(14.6)
Selling and administrative expenses									116.5	101.7	86.6
Restructuring charges									4.5
Impairment of goodwill											0.0
Operating income									(134.5)	(118.3)	(101.2)
Nonoperating retirement benefit expense									(47.5)	(12.7)	(32.2)
Interest expense, net									(148.2)	(138.8)	(155.8)
Debt extinguishment charge									(21.6)		(37.0)
Other income (expense) including equity in income of unconsolidated subsidiaries									593.4	517.5	239.7
Income (loss) before income taxes									241.6	247.7	(86.5)
Income tax provision (benefit)									(28.5)	11.0	(6.8)
Net income (loss)									270.1	236.7	(79.7)
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net income (loss) attributable to ATI									270.1	236.7	(79.7)
Legal Entities [Member] | Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									1,429.0	1,410.3	1,178.9
Cost of sales									1,302.8	1,302.4	1,085.5
Gross profit									126.2	107.9	93.4
Selling and administrative expenses									33.2	34.2	36.9
Restructuring charges									0.0
Impairment of goodwill											0.0
Operating income									93.0	73.7	56.5
Nonoperating retirement benefit expense									(24.7)	(19.5)	(18.7)
Interest expense, net									(131.6)	(114.6)	(90.0)
Debt extinguishment charge									0.0		0.0
Other income (expense) including equity in income of unconsolidated subsidiaries									(22.0)	16.8	1.6
Income (loss) before income taxes									(85.3)	(43.6)	(50.6)
Income tax provision (benefit)									(18.3)	(8.7)	(16.6)
Net income (loss)									(67.0)	(34.9)	(34.0)
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net income (loss) attributable to ATI									(67.0)	(34.9)	(34.0)
Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									2,693.5	2,636.3	2,346.2
Cost of sales									2,168.4	2,097.3	1,928.0
Gross profit									525.1	539.0	418.2
Selling and administrative expenses									117.5	132.3	124.5
Restructuring charges									0.0
Impairment of goodwill											114.4
Operating income									407.6	406.7	179.3
Nonoperating retirement benefit expense									(1.4)	(1.7)	(3.4)
Interest expense, net									180.8	152.4	112.0
Debt extinguishment charge									0.0		0.0
Other income (expense) including equity in income of unconsolidated subsidiaries									90.2	0.8	2.4
Income (loss) before income taxes									677.2	558.2	290.3
Income tax provision (benefit)									115.6	83.9	131.4
Net income (loss)									561.6	474.3	158.9
Less: Net income attributable to noncontrolling interests									12.5	14.3	12.2
Net income (loss) attributable to ATI									549.1	460.0	146.7
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales									0.0	0.0	0.0
Cost of sales									0.0	0.0	0.0
Gross profit									0.0	0.0	0.0
Selling and administrative expenses									0.0	0.0	0.0
Restructuring charges									0.0
Impairment of goodwill											0.0
Operating income									0.0	0.0	0.0
Nonoperating retirement benefit expense									0.0	0.0	0.0
Interest expense, net									0.0	0.0	0.0
Debt extinguishment charge									0.0		0.0
Other income (expense) including equity in income of unconsolidated subsidiaries									(591.9)	(514.6)	(239.7)
Income (loss) before income taxes									(591.9)	(514.6)	(239.7)
Income tax provision (benefit)									(97.3)	(75.2)	(114.8)
Net income (loss)									(494.6)	(439.4)	(124.9)
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net income (loss) attributable to ATI									$ (494.6)	$ (439.4)	$ (124.9)